Related Party Transactions - RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
RELATED PARTY TRANSACTIONS

Farmer Mac considers an entity to be a related party if (1) the entity holds at least five percent of a class of Farmer Mac voting common stock or (2) the institution has an affiliation with a Farmer Mac director and conducts material business with Farmer Mac. As provided by Farmer Mac's statutory charter, only banks, insurance companies and other financial institutions or similar entities may hold Farmer Mac's Class A voting common stock and only institutions of the FCS may hold Farmer Mac's Class B voting common stock.  Farmer Mac's statutory charter also provides that Class A stockholders elect five members of Farmer Mac's 15-member board of directors and that Class B stockholders elect five members of the board of directors.  Additionally, in order to participate in the Farm & Ranch program, a financial institution must own a requisite amount of Farmer Mac's common stock, based on the size and type of institution.  As a result of these requirements, Farmer Mac conducts business with related parties in the normal course of Farmer Mac's business. All related party transactions were conducted with terms and conditions comparable to those available to any other program participant not related to Farmer Mac.

Zions First National Bank:

The following transactions occurred between Farmer Mac and Zions First National Bank or its affiliates ("Zions"), which is the largest holder of Farmer Mac Class A voting common stock and a major holder of Class C non-voting common stock during 2013, 2012, and 2011:

Table 3.1

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Unpaid Principal Balance:
Purchases:
Loans	$210,088	$168,826	$125,088
USDA-guaranteed portions	13,153	14,415	5,218
Sales of Farmer Mac Guaranteed Securities	120,409	5,327	—

The purchases of loans from Zions under the Farm & Ranch line of business represented approximately 25.5 percent, 29.6 percent, and 25.2 percent of Farm & Ranch loan purchases for the years ended December 31, 2013, 2012, and 2011, respectively, and 11.5 percent, 8.8 percent, and 4.5 percent, respectively, of total new Farm & Ranch business volume. The purchases of USDA-guaranteed portions from Zions under the USDA Guarantees line of business represented approximately 3.6 percent, 3.0 percent, and 1.3 percent of that program's purchases for the year ended December 31, 2013, 2012, and 2011. Zions represented 5.1 percent and 4.7 percent, respectively of Farmer Mac's outstanding book of business at December 31, 2013 and 2012.

Farmer Mac or Zions received the applicable amounts shown below with respect to transactions between the two parties in 2013, 2012, and 2011:

Table 3.2

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Guarantee fees received by Farmer Mac	$417	$633	$940
Servicing fees retained by Zions	2,033	1,980	1,870

Farmer Mac and Zions were parties to interest rate swap contracts having an aggregate outstanding notional amount of approximately $29.3 million and $49.3 million as of December 31, 2013 and 2012, respectively.  As of December 31, 2013 and 2012, Farmer Mac had net interest payable to Zions under those contracts of approximately $0.3 million and $0.5 million, respectively. Zions acted as dealer with respect to approximately $37.0 million of par value of Farmer Mac discount notes during 2011and none in 2012 and 2013. The related commissions Farmer Mac paid to Zions for these services were immaterial.

The National Rural Utilities Cooperative Financial Corporation:

Farmer Mac considers the National Rural Utilities Cooperative Financial Corporation ("CFC") a related party due to its ownership of approximately 7.9 percent of Class A voting common stock. The following transactions occurred between Farmer Mac and CFC during 2013, 2012, and 2011:

Table 3.3

Farmer Mac Loan Purchases and Guarantees
	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Rural Utilities:
Loans	$86,965	$166,117	$203,789
On-balance sheet Farmer Mac Guaranteed Securities	820,000	383,406	—
Off-balance sheet Farmer Mac Guaranteed Securities	—	—	2,796
Total purchases and guarantees	$906,965	$549,523	$206,585

Those transactions with CFC represented 100 percent of Farmer Mac's loan purchase and guarantee volume under the Rural Utilities program for 2013, 2012, and 2011 and represented 29.4 percent, 18.6 percent, and 6.1 percent of total purchases for 2013, 2012, and 2011, respectively. Of Farmer Mac's total outstanding book of business at December 31, 2013 and 2012, CFC represented 18.6 percent and 18.0 percent, respectively. As of December 31, 2013 and for the year then ended, Farmer Mac had guarantee fees receivable of $0.7 million from CFC and earned guarantee fees of $4.1 million.  As of December 31, 2012 and for the year then ended, Farmer Mac had guarantee fees receivable of $0.7 million from CFC and earned guarantee fees of $4.4 million.  As of December 31, 2011 and for the year then ended, Farmer Mac had guarantee fees receivable of $1.1 million from CFC and earned guarantee fees of $5.4 million.

Farmer Mac also had interest receivable of $5.6 million and $5.7 million as of December 31, 2013 and 2012, respectively, and earned interest income of $23.7 million, $28.0 million, and $30.9 million during 2013, 2012, and 2011, respectively, related to its AgVantage transactions with CFC.

AgFirst Farm Credit Bank:

Farmer Mac has a related party relationship with AgFirst Farm Credit Bank ("AgFirst"), resulting from AgFirst being a holder of approximately 16.8 percent of Farmer Mac Class B voting common stock.

AgFirst entered into $8.1 million, $16.8 million, and $8.6 million of LTSPC transactions in 2013, 2012, and 2011, respectively, and the aggregate balance of LTSPCs outstanding as of December 31, 2013 and 2012 was $131.8 million and $186.5 million, respectively. Farmer Mac received from AgFirst $0.7 million, $0.8 million, and $1.0 million in commitment fees in 2013, 2012, and 2011, respectively, and had $0.1 million of commitment fees receivable as of December 31, 2013 and 2012.

AgFirst owns certain securities backed by rural housing loans for which Farmer Mac is the second-loss guarantor for the last ten percent.  As of December 31, 2013 and 2012, the outstanding balance of those securities owned by AgFirst was $121.9 million and $168.1 million, respectively.  Farmer Mac received guarantee fees of $0.5 million in 2013 and 2012 and $0.4 million in 2011, with respect to those securities.

Farm Credit Bank of Texas:

Farmer Mac has a related party relationship with Farm Credit Bank of Texas resulting from the bank being a holder of approximately 7.7 percent of Farmer Mac Class B voting common stock. During 2013, 2012, and 2011, Farmer Mac did not enter into any new LTSPCs with Farm Credit Bank of Texas. Farmer Mac received from Farm Credit Bank of Texas commitment fees of $0.2 million in 2013 and $0.3 million in 2012 and 2011, respectively. The aggregate amount of LTSPCs outstanding as of December 31, 2013 and 2012 was $63.2 million and $75.1 million, respectively. In 2013, 2012, and 2011, Farm Credit Bank of Texas retained $0.5 million, $0.6 million, and $0.8 million, respectively, in servicing fees for its work as a Farmer Mac central servicer.

Farm Credit West:

Farmer Mac had a related party relationship with Farm Credit West, ACA during 2012 and 2011 resulting from a member of Farmer Mac's board of directors being the Executive Vice President of Farm Credit West. Effective in June 2012, Farm Credit West was no longer a related party because the Executive Vice President of Farm Credit West was no longer a member of Farmer Mac's board of directors. Amounts, where presented for 2012, represent activity for the entire year.

During 2012 and 2011 Farm Credit West entered into $8.1 million and $2.1 million, respectively, of new LTSPCs. Farmer Mac received from Farm Credit West commitment fees of $0.3 million for each of the years ended December 31, 2012 and 2011. During 2003 and 2006, Farm Credit West, ACA converted $722.3 million and $129.0 million, respectively, of existing LTSPCs to Farm & Ranch Guaranteed Securities. The aggregate amount of LTSPCs outstanding as of December 31, 2012 was $95.4 million and the outstanding principal balance of the converted securities was $420.9 million. Farmer Mac understands that the current owner of some of those Farmer Mac Guaranteed Securities is CoBank, FCB. Farmer Mac received $1.9 million and $2.3 million in guarantee fees on those securities during 2012 and 2011, respectively. In 2012 and 2011 Farm Credit West retained $0.9 million and $1.0 million, respectively, in servicing fees for its work as a Farmer Mac central servicer.

Other Related Party Transactions:

Farmer Mac purchased $61.6 million, $37.1 million, and $29.7 million in loans from First Dakota Bank in 2013, 2012, and 2011, respectively. Farmer Mac entered into $1.0 million of new LTSPCs in 2013 and none in 2012 and 2011, respectively with First Dakota Bank. Farmer Mac purchased $9.3 million, $4.4 million, and $10.6 million in USDA Securities from Bath State Bank in 2013, 2012, and 2011, respectively. AgGeorgia Farm Credit, ACA ("AgGeorgia") was a related party for 2013 and 2012. Farmer Mac entered into $27.5 million and $51.5 million of new LTSPCs with AgGeorgia and received $0.1 million of commitment fees during both 2013 and 2012. These institutions had a related party relationship with Farmer Mac resulting from a member of Farmer Mac's board of directors being affiliated with the entity in some respect.

Farmer Mac owned $78.5 million par value of preferred stock and $70.0 million of subordinated debt issued by CoBank as of December 31, 2013 and 2012, respectively. Farmer Mac has a related party relationship with CoBank because CoBank is a major holder (32.6 percent) of Farmer Mac Class B voting common stock.